Victory Pioneer High Yield Fund*
(Successor to Pioneer High Yield Fund)*
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.5%
	Senior Secured Floating Rate Loan Interests — 2.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.7%
3,715,843	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	$ 3,643,076
	Total Auto Parts & Equipment	$3,643,076

	Computer Services — 0.1%
561,600	Amentum Holdings, Inc., Initial Term Loan, 6.606% (Term SOFR + 225 bps), 9/29/31	$ 559,055
	Total Computer Services	$559,055

	Cruise Lines — 0.3%
1,414,312	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.356% (Term SOFR + 300 bps), 5/1/31	$ 1,415,197
	Total Cruise Lines	$1,415,197

	Electric-Generation — 0.2%
1,121,525	Alpha Generation LLC, Initial Term B Loan, 6.356% (Term SOFR + 200 bps), 9/30/31	$ 1,121,525
	Total Electric-Generation	$1,121,525

	Gambling (Non-Hotel) — 0.8%
4,435,000	River Rock Entertainment Authority, California, Term Loan, 13.341% (Term SOFR + 900 bps), 6/17/31	$ 4,324,125
	Total Gambling (Non-Hotel)	$4,324,125

	Medical-Drugs — 0.6%
2,585,000(b)	1261229 B.C. Ltd., Initial Term Loan, 10.606% (Term SOFR + 625 bps), 10/8/30	$ 2,536,531
650,088	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.356% (Term SOFR + 400 bps), 4/23/31	652,728
	Total Medical-Drugs	$3,189,259

	Total Senior Secured Floating Rate Loan Interests (Cost $14,237,909)	$14,252,237

1Victory Pioneer High Yield Fund | 7/31/25

Shares		Value
	Common Stocks — 0.4% of Net Assets
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 8,574
	Total Chemicals	$8,574

	Financial Services — 0.0%†
138,656(c)+	Unifin Financiera SAB de CV	$ 8,820
	Total Financial Services	$8,820

	Health Care Providers & Services — 0.0%†
1,068(c)	Option Care Health, Inc.	$ 31,346
	Total Health Care Providers & Services	$31,346

	Household Durables — 0.0%†
1,443,476(c)	Desarrolladora Homex SAB de CV	$ 76
	Total Household Durables	$76

	Oil, Gas & Consumable Fuels — 0.0%†
48(c)	Amplify Energy Corp.	$ 182
	Total Oil, Gas & Consumable Fuels	$182

	Paper & Forest Products — 0.0%
459,481(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.4%
126,641(c)	Grupo Aeromexico SAB de CV	$ 2,153,760
	Total Passenger Airlines	$2,153,760

	Professional Services — 0.0%†
190,086,798(c)+	Atento S.A.	$ 19
	Total Professional Services	$19

	Total Common Stocks (Cost $1,692,853)	$2,202,777

Victory Pioneer High Yield Fund | 7/31/252

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—0.1% of Net Assets
148,308(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.305% (1 Month Term SOFR + 95 bps), 10/19/45	$ 151,132
139,195	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	58,334
	Total Collateralized Mortgage Obligations (Cost $137,602)	$209,466

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 35,325
	Total Banks	$35,325

	Entertainment — 0.0%†
85,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 91,205
	Total Entertainment	$91,205

	Total Convertible Corporate Bonds (Cost $898,256)	$126,530

	Corporate Bonds — 90.4% of Net Assets
	Advertising — 1.9%
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 3,638,619
685,000(d)	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33 (144A)	683,784
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,772,690
2,691,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	2,590,134
	Total Advertising	$9,685,227

	Aerospace & Defense — 2.0%
2,055,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 2,080,894
4,030,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	4,110,605
1,220,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	1,229,841
3Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 1,162,302
1,500,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	1,649,705
	Total Aerospace & Defense	$10,233,347

	Airlines — 1.6%
3,137,502(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 2,392,345
238,750	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	238,533
2,525,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,461,875
2,885,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	3,039,483
	Total Airlines	$8,132,236

	Auto Manufacturers — 1.2%
2,255,000	Ford Motor Co., 6.10%, 8/19/32	$ 2,258,733
3,955,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,853,104
	Total Auto Manufacturers	$6,111,837

	Banks — 1.2%
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	$ 120,904
2,226,000(f)(g)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	2,267,554
700,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	84,000
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	250,142
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,719,966
1,025,000(f)(g)(h)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
750,000(f)(g)(h)+	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	—
	Total Banks	$6,442,566

	Building Materials — 2.6%
2,050,000(d)	AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33 (144A)	$ 2,084,787
2,631,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	2,792,080
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,271,253
3,145,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	2,881,669
Victory Pioneer High Yield Fund | 7/31/254

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
1,215,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 1,240,497
1,406,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	1,338,291
810,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	830,732
	Total Building Materials	$13,439,309

	Chemicals — 5.2%
1,880,000	Celanese US Holdings LLC, 6.75%, 4/15/33	$ 1,896,144
495,000	Celanese US Holdings LLC, 7.20%, 11/15/33	516,783
1,635,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	1,474,461
4,308,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	4,270,282
3,244,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	3,098,020
1,195,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	1,247,463
5,940,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	6,227,050
3,860,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,838,632
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,223,025
3,220,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,505,192
	Total Chemicals	$27,297,052

	Coal — 0.6%
2,774,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,931,427
	Total Coal	$2,931,427

	Commercial Services — 4.8%
1,755,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 1,840,358
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	574,227
1,425,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,382,409
596,676(e)+	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 11/30/29 (144A)	149,169
1,950,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	2,011,635
5,289,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,897,158
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	292,377
5Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 1,208,423
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,936,084
2,180,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	2,245,577
530,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	547,774
800,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	828,411
2,943,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	2,942,789
4,045,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,963,475
	Total Commercial Services	$24,819,866

	Computers — 0.8%
3,085,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 2,973,169
1,275,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	1,254,156
	Total Computers	$4,227,325

	Distribution/Wholesale — 1.0%
5,166,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 5,227,047
	Total Distribution/Wholesale	$5,227,047

	Diversified Financial Services — 8.8%
2,900,000(g)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 2,967,557
215,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	219,897
1,040,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,081,095
1,390,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,448,779
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	498,307
3,280,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	3,469,574
6,900,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	7,125,200
4,830,000	LFS Topco LLC, 8.75%, 7/15/30 (144A)	4,671,752
3,909,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	3,901,573
2,450,000	Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32 (144A)	2,558,406
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	1,096,762
695,000(d)	OneMain Finance Corp., 6.125%, 5/15/30	696,167
1,330,000	OneMain Finance Corp., 9.00%, 1/15/29	1,395,580
Victory Pioneer High Yield Fund | 7/31/256

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
3,250,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	$ 3,405,371
4,315,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	4,515,583
995,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	1,008,883
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	408,973
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,255,095
1,066,000+	Unifin Financiera SAB de CV, 8.375%, 1/27/28	—
3,905,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	3,904,568
	Total Diversified Financial Services	$45,629,122

	Electric — 1.8%
1,800,000(g)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 1,734,339
600,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	613,994
1,022,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	932,839
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,346,507
1,905,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,991,616
2,755,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	2,915,870
	Total Electric	$9,535,165

	Electrical Components & Equipments — 0.4%
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,139,760
	Total Electrical Components & Equipments	$2,139,760

	Engineering & Construction — 0.9%
4,410,000	AECOM, 6.00%, 8/1/33 (144A)	$ 4,445,853
	Total Engineering & Construction	$4,445,853

	Entertainment — 1.7%
1,325,000	Flutter Treasury DAC, 5.875%, 6/4/31 (144A)	$ 1,333,739
2,573,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	2,667,524
4,615,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	4,881,950
	Total Entertainment	$8,883,213

7Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Environmental Control — 0.8%
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,926,591
	Total Environmental Control	$3,926,591

	Food — 0.4%
530,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 560,004
1,620,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,711,966
	Total Food	$2,271,970

	Gas — 0.4%
1,140,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 1,231,136
855,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	937,479
	Total Gas	$2,168,615

	Healthcare-Products — 1.4%
4,110,000(g)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 4,143,710
3,300,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,413,758
	Total Healthcare-Products	$7,557,468

	Healthcare-Services — 3.5%
2,725,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 2,810,265
3,915,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	3,680,100
5,350,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	5,316,563
6,272,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,408,234
	Total Healthcare-Services	$18,215,162

	Household Products/Wares — 0.7%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 3,803,256
	Total Household Products/Wares	$3,803,256

	Insurance — 0.3%
1,630,000	Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32 (144A)	$ 1,650,373
	Total Insurance	$1,650,373

Victory Pioneer High Yield Fund | 7/31/258

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Internet — 1.1%
5,030,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,117,509
855,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	885,980
	Total Internet	$6,003,489

	Iron & Steel — 1.1%
2,347,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 2,289,756
1,250,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	1,216,955
430,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	429,222
2,069,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,969,815
	Total Iron & Steel	$5,905,748

	Leisure Time — 2.1%
3,665,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 3,697,501
2,200,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,623,644
3,421,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	3,629,117
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,013,771
1,250,000	SP Cruises Intermediate, Ltd., 11.50%, 3/14/30 (144A)	1,156,345
	Total Leisure Time	$11,120,378

	Lodging — 3.0%
3,515,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 3,618,936
0(e)(i)	Grupo Posadas SAB de CV, 7.00% (7.00% PIK or 5.00% Cash), 12/30/27 (144A)	—
2,754,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	2,635,793
4,380,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	4,501,887
2,510,000	MGM Resorts International, 6.50%, 4/15/32	2,549,477
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,574,823
	Total Lodging	$15,880,916

	Media — 4.3%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,754,647
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,247,134
3,154,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	2,101,100
895,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	822,960
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	360,125
9Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Media — (continued)
1,225,000	Gray Media, Inc., 7.25%, 8/15/33 (144A)	$ 1,218,557
2,605,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	2,819,129
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,580,268
3,141,000	Sirius XM Radio LLC, 3.125%, 9/1/26 (144A)	3,070,435
2,995,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	2,633,933
	Total Media	$22,608,288

	Metal Fabricate/Hardware — 0.7%
3,575,000	Park-Ohio Industries, Inc., 8.50%, 8/1/30 (144A)	$ 3,432,071
	Total Metal Fabricate/Hardware	$3,432,071

	Mining — 3.0%
240,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	$ 247,301
5,151,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	5,363,499
760,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	805,381
3,164,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	3,129,127
5,966,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	6,229,300
	Total Mining	$15,774,608

	Miscellaneous Manufacturing — 1.8%
3,800,000	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 3,715,370
5,645,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	5,877,101
	Total Miscellaneous Manufacturing	$9,592,471

	Oil & Gas — 6.8%
1,108,353	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	$ 1,059,745
1,543,762	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	1,454,673
2,590,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	2,642,409
2,622,000	Energean Plc, 6.50%, 4/30/27 (144A)	2,576,115
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	1,135,760
2,156,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	2,069,719
745,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	726,052
3,557,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	3,363,357
Victory Pioneer High Yield Fund | 7/31/2510

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
3,108,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	$ 3,047,157
2,570,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	2,665,139
2,391,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	2,047,194
1,368,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,418,300
506,667	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	519,256
1,735,000	Transocean, Inc., 6.80%, 3/15/38	1,301,797
1,110,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,048,296
1,110,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,019,830
2,884,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,588,390
4,767,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	4,743,360
	Total Oil & Gas	$35,426,549

	Oil & Gas Services — 0.9%
2,515,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,589,867
2,180,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	2,228,512
	Total Oil & Gas Services	$4,818,379

	Packaging & Containers — 2.3%
2,619,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 2,468,408
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,633,703
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,476,406
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,785,349
945,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	973,290
1,430,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	1,486,349
	Total Packaging & Containers	$11,823,505

	Pharmaceuticals — 4.0%
2,475,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 2,519,770
5,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	5,235,807
1,650,000(g)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	1,697,586
3,726,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	3,223,420
5,897,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	5,310,235
2,554,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
11Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
EUR2,415,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	$ 2,825,994
2,645,000(j)+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$20,812,812

	Pipelines — 3.9%
2,885,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 3,072,421
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,220,900
2,314,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	2,408,201
2,927,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,996,762
905,000(g)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	940,239
3,675,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	3,743,065
1,095,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,132,622
920,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,003,333
1,280,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	1,316,801
2,355,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	2,422,602
	Total Pipelines	$20,256,946

	Private Equity — 0.2%
960,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 941,693
	Total Private Equity	$941,693

	Real Estate — 0.6%
3,643,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,356,697
	Total Real Estate	$3,356,697

	REITS — 1.4%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 123,185
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,896,627
Victory Pioneer High Yield Fund | 7/31/2512

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	REITS — (continued)
2,870,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	$ 2,791,986
1,430,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	1,450,413
	Total REITS	$7,262,211

	Retail — 3.5%
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 2,805,742
2,035,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	2,152,295
2,735,000	Gap, Inc., 3.625%, 10/1/29 (144A)	2,523,865
1,375,000	Gap, Inc., 3.875%, 10/1/31 (144A)	1,221,914
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,668,625
3,126,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	2,993,056
2,620,000	Macy's Retail Holdings LLC, 7.375%, 8/1/33 (144A)	2,629,980
	Total Retail	$17,995,477

	Software — 0.9%
4,610,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 4,590,345
	Total Software	$4,590,345

	Telecommunications — 2.9%
3,402,000(h)	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 1,250,235
3,345,000	Altice France S.A., 5.125%, 7/15/29 (144A)	2,893,425
2,728,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	2,754,764
3,098,782	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	3,140,165
4,880,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	5,108,823
	Total Telecommunications	$15,147,412

	Transportation — 1.9%
4,376,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 4,057,755
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,048,469
13Victory Pioneer High Yield Fund | 7/31/25

Principal Amount USD ($)		Value
	Transportation — (continued)
2,743,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 2,611,972
1,090,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	1,075,129
	Total Transportation	$9,793,325

	Total Corporate Bonds (Cost $475,428,816)	$471,317,107

Shares
	Preferred Stock — 0.2% of Net Assets
	Capital Markets — 0.2%
1,617,862	Atento preferred	$ 1,213,396
	Total Capital Markets	$1,213,396

	Total Preferred Stock (Cost $1,617,862)	$1,213,396

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP63,875(c)	Avation Plc, 1/1/59	$ 33,743
	Total Trading Companies & Distributors	$33,743

	Total Right/Warrant (Cost $—)	$33,743

Face Amount USD ($)
Insurance-Linked Securities — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
2,400,000(c)(k)+	Harambee Re 2018, 12/31/25	$ 2,400
1,668,837(c)(k)+	Harambee Re 2019, 12/31/25	—
$2,400

Multiperil – Worldwide — 0.0%†
643,077(c)(k)+	Lorenz Re 2019, 6/30/26	$ 4,630
550,000(c)(k)+	Viribus Re 2018, 12/31/25	—
233,537(c)(k)+	Viribus Re 2019, 12/31/25	—
$4,630

	Total Reinsurance Sidecars	$7,030

	Total Insurance-Linked Securities (Cost $141,006)	$7,030

Victory Pioneer High Yield Fund | 7/31/2514

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 2.9% of Net Assets
15,000,000(l)	U.S. Treasury Bills, 8/26/25	$ 14,955,229
	Total U.S. Government and Agency Obligations (Cost $14,955,661)	$14,955,229

Shares
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
9,395,139(m)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 9,395,139
		$9,395,139

	TOTAL SHORT TERM INVESTMENTS (Cost $9,395,139)	$9,395,139

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $518,505,104)	$513,712,654
	OTHER ASSETS AND LIABILITIES — 1.5%	$7,669,651
	net assets — 100.0%	$521,382,305

bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $431,672,098, or 82.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
15Victory Pioneer High Yield Fund | 7/31/25

(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(h)	Security is in default.
(i)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2025.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2018	12/19/2017	$41,697	$2,400
Harambee Re 2019	4/24/2019	—	—
Lorenz Re 2019	7/10/2019	90,186	4,630
Viribus Re 2018	12/22/2017	9,123	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$7,030
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,875,000	USD	2,212,060	Morgan Stanley & Co., LLC	10/28/25	$(59,708)
USD	10,467,584	EUR	8,950,000	State Street Bank & Trust Co.	9/25/25	214,817
USD	1,158,452	GBP	850,000	State Street Bank & Trust Co.	9/25/25	35,268
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$190,377
Victory Pioneer High Yield Fund | 7/31/2516

Schedule of Investments  |  7/31/25 (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
64,010,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(2,898,133)	$(2,116,131)	$(5,014,264)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(2,898,133)	$(2,116,131)	$(5,014,264)
TOTAL SWAP CONTRACTS					$(2,898,133)	$(2,116,131)	$(5,014,264)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$14,252,237	$—	$14,252,237
Common Stocks
Financial Services	—	—	8,820	8,820
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,153,760	—	2,153,760
Professional Services	—	—	19	19
All Other Common Stocks	40,178	—	—	40,178
Collateralized Mortgage Obligations	—	209,466	—	209,466
Convertible Corporate Bonds	—	126,530	—	126,530
17Victory Pioneer High Yield Fund | 7/31/25

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Banks	$—	$6,442,566	$—*	$6,442,566
Commercial Services	—	24,670,697	149,169	24,819,866
Diversified Financial Services	—	45,629,122	—*	45,629,122
Pharmaceuticals	—	20,812,812	—*	20,812,812
All Other Corporate Bonds	—	373,612,741	—	373,612,741
Preferred Stock	—	1,213,396	—	1,213,396
Right/Warrant	33,743	—	—	33,743
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,400	2,400
Multiperil – Worldwide	—	—	4,630	4,630
U.S. Government and Agency Obligations	—	14,955,229	—	14,955,229
Open-End Fund	9,395,139	—	—	9,395,139
Total Investments in Securities	$9,469,060	$504,078,556	$165,038	$513,712,654
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$190,377	$—	$190,377
Centrally cleared swap contracts^	—	(2,116,130)	—	(2,116,130)
Total Other Financial Instruments	$—	$(1,925,753)	$—	$(1,925,753)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer High Yield Fund | 7/31/2518